Financing instruments payable - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Market funding operations	R$ 20,122,206	R$ 5,216,599
Deposits	9,898,630	3,021,751
Demand deposits	229,691	44,536
Time deposits	9,662,694	2,977,215
Interbank deposits	6,245	0
Financial bills	2,587,738	16,389
Financial Liabilities At Amortized Cost, Structured Operations Certificates	7,635,838	2,178,459
Total	4,306,880	335,250
Debentures	169,094	335,250
Bond	4,137,786	0
Total	24,429,086	5,551,849
Current	8,018,854	2,731,816
Non-Current	R$ 16,410,232	R$ 2,820,033